Long-Term Loans, Net Of Current Maturities (Summary Of Maturities Of Long-Term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans Payable, Noncurrent [Abstract]
2017 - current maturities	$ 59
2018	118,641
2019	146
2020	727
Long-term Debt, total	$ 119,573	$ 165,867